Vessels, Net	6 Months Ended
Jun. 30, 2014
Vessels Net [Abstract]
Vessels, Net

5. Vessels, Net

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2013	$376,193,456	$(70,057,540)	$306,135,916
Newbuilding deliveries	25,914,598	-	25,914,598
Depreciation for the period	-	(8,815,522)	(8,815,522)
Balance June 30, 2014	$402,108,054	$(78,873,062)	$323,234,992

All Company’s vessels were first-priority mortgaged as collateral to the loans and credit facilities and related interest rate swaps outstanding as of June 30, 2014.

On January 7, 2014, the Company took delivery of its fourth Handysize drybulk carrier; the M/V Proud Seas (refer to Notes 4 and 7).